Consolidated Statements of Net Earnings (Loss) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Statement [Abstract]
Revenue	$ 1,541,320	$ 1,541,189
Expenses:
Operating	1,038,967	1,067,264
General and administrative	104,010	111,830
Restructuring	6,438	1,164
Other recoveries		(14,200)
Earnings before income taxes, gain on redemption and repurchase of unsecured senior notes, finance charges, foreign exchange, impairment of goodwill, reversal of impairment of property, plant and equipment, loss on asset decommissioning, gain on asset disposals and depreciation and amortization	391,905	375,131
Depreciation and amortization	333,616	377,044
Gain on asset disposals	(50,741)	(11,384)
Loss on asset decommissioning	20,263
Reversal of impairment of property, plant and equipment	(5,810)
Impairment of goodwill		207,544
Foreign exchange	(8,722)	4,017
Finance charges	118,453	127,178
Gain on redemption and repurchase of unsecured senior notes	(6,815)	(5,672)
Loss before income taxes	(8,339)	(323,596)
Income taxes:
Current	1,080	8,573
Deferred	(16,037)	(37,899)
Income tax recovery	(14,957)	(29,326)
Net earnings (loss)	$ 6,618	$ (294,270)
Net earnings (loss) per share:
Basic	$ 0.02	$ (1.00)
Diluted	$ 0.02	$ (1.00)